Finance Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 59,930	$ 270,883
Amounts representing interest and deferred finance fees	(14,430)	(44,428)
Finance lease obligations, net of interest and deferred finance fees	45,500	226,455
Current portion of finance lease obligations	1,976	21,783
Current portion of deferred finance fees	(119)	(699)
Non-current portion of finance lease obligations	44,328	207,592
Non-current portion of deferred finance fees	(685)	(2,221)
Total finance lease obligations, net of deferred finance fees	45,500	226,455
Japanese Leases No.1 and 2
Lessee, Lease, Description [Line Items]
Finance lease obligations	0	21,677
Japanese Lease No.3
Lessee, Lease, Description [Line Items]
Finance lease obligations	0	10,747
Japanese Lease No.4
Lessee, Lease, Description [Line Items]
Finance lease obligations	0	19,942
CMBFL Leases No.1 to 4
Lessee, Lease, Description [Line Items]
Finance lease obligations	0	65,187
Ocean Yield ASA
Lessee, Lease, Description [Line Items]
Finance lease obligations	0	50,320
China Huarong Leases
Lessee, Lease, Description [Line Items]
Finance lease obligations	0	37,385
CMBFL Shandong
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 59,930	$ 65,625